THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND APRIL 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.0%

		Value
	Shares	(000)
BELGIUM — 2.1%
VGP	5,679	$991

CANADA — 2.5%
Franco-Nevada	8,442	1,175

FRANCE — 2.6%
LVMH Moet Hennessy Louis Vuitton ADR	8,143	1,228

GERMANY — 2.0%
Delivery Hero *	5,969	948

HONG KONG — 1.8%
AIA Group	68,482	872

IRELAND — 1.7%
Accenture, Cl A	2,894	839

ISRAEL — 0.8%
Fiverr International *	1,880	391

JAPAN — 7.5%
Daifuku	13,192	1,306
FANUC	6,147	1,416
Sumitomo Mitsui Financial Group	24,914	867

		3,589

NETHERLANDS — 2.0%
ASML Holding, Cl G	1,445	937

SPAIN — 2.1%
Industria de Diseno Textil	28,303	1,008

SWITZERLAND — 4.8%
Nestle ADR	12,206	1,459
Novartis ADR	10,000	852

		2,311

UNITED KINGDOM — 4.1%
London Stock Exchange Group	5,824	595
Royal Dutch Shell ADR, Cl B	24,544	879
Unilever ADR	8,727	513

		1,987

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND APRIL 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

		Value
	Shares	(000)
UNITED STATES — 61.0%

COMMUNICATION SERVICES — 8.7%
Alphabet, Cl C *	685	$1,651
Verizon Communications	18,994	1,098
Walt Disney	7,658	1,425

		4,174

CONSUMER DISCRETIONARY — 4.4%
Amazon.com *	235	815
NIKE, Cl B	8,051	1,068
Stitch Fix, Cl A *	5,398	234

		2,117

CONSUMER STAPLES — 2.8%
Estee Lauder, Cl A	4,276	1,342

ENERGY — 4.2%
ChampionX *	11,090	233
EOG Resources	14,889	1,096
Schlumberger	25,266	683

		2,012

FINANCIALS — 7.6%
Goldman Sachs Group	3,982	1,387
JPMorgan Chase	10,180	1,566
MSCI, Cl A	1,388	674

		3,627

HEALTH CARE — 14.1%
CryoPort *	8,666	490
CVS Health	11,140	851
Guardant Health *	4,840	769
Illumina *	4,138	1,626
Intellia Therapeutics *	14,891	1,143
Intuitive Surgical *	802	694
Regeneron Pharmaceuticals *	2,389	1,150

		6,723

INDUSTRIALS — 2.2%
Kadant	5,813	1,035

INFORMATION TECHNOLOGY — 12.2%
Apple	9,087	1,195
Cadence Design Systems *	4,530	597
Cognex	15,456	1,331
Impinj *	24,739	1,174
NVIDIA	976	586
Splunk *	7,349	929

		5,812

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND APRIL 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

		Value
	Shares	(000)
REAL ESTATE — 2.1%
Terreno Realty ‡	15,670	$1,011

UTILITIES — 2.7%
American Electric Power	14,361	1,274

		29,127

TOTAL COMMON STOCK (Cost $38,975)		45,403

TOTAL INVESTMENTS — 95.0%

(Cost $38,975)		$45,403

Percentages are based on Net Assets of $47,769 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

CCT-QH-001-0200